Expense Example {- Fidelity Agricultural Productivity Fund} - 05.31 Megatrend Funds Combo Pro-02 - Fidelity Agricultural Productivity Fund - Fidelity Agricultural Productivity Fund	Jul. 30, 2021 USD ($)
Expense Example:
1 year	$ 102
3 years	424
5 years	790
10 years	$ 1,822